CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 25, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 17, 2019	May 23, 2019	Sep. 30, 2018
Assets, Current [Abstract]
Cash			$ 485,220	$ 846,068					$ 1,305,608
Total current assets			608,720	896,068					1,430,608
Non-current assets
Total assets			278,756,195	277,839,407					277,692,204
Current liabilities:
Accounts payable and accrued liabilities			1,306,711	158,947					136,694
Total current liabilities			1,538,555	390,791					371,306
Non-current liabilities
Total liabilities			48,780,223	46,782,458					26,112,973
Commitments and contingencies (Note 6)
Stockholders' Equity
Preferred Stock, $0.0001 par value, 1,000,000 shares authorized, none issued and outstanding
Additional paid in capital			24,270,617	23,189,660	$ 4,609,955	$ (515,154)	$ (3,029,437)		2,667,585	$ 5,204,202	$ 5,636,967
Retained earnings			(19,271,818)	(18,190,840)	389,043	5,514,198	8,028,513		2,331,442	(205,197)	(637,966)
Total stockholders' equity			5,000,003	5,000,010	5,000,007	$ 5,000,001	5,000,008		5,000,008	5,000,004	$ 5,000,003	$ 0
Total liabilities, temporary equity, and stockholders' equity			278,756,195	277,839,407					277,692,204
Blade Urban Air Mobility [Member]
Assets, Current [Abstract]
Cash			7,511,000		12,162,000		12,467,000			22,177,000
Restricted cash			415,000		114,000		117,000			114,000
Prepaid expenses and other current assets			2,114,000		1,011,000					665,000
Accounts receivable			1,072,000		1,092,000					501,000
Total current assets			11,112,000		14,379,000					23,457,000
Non-current assets
Investment in joint venture			200,000		200,000			$ 200,000		200,000
Other non-current assets			136,000		107,000					124,000
Intangible assets, net			942,000		533,000					723,000
Operating right-of-use asset			569,000		737,000					397,000
Property and equipment, net			1,674,000		1,759,000					1,718,000
Total assets			17,806,000		17,715,000					26,619,000
Current liabilities:
Accounts payable and accrued liabilities			4,011,000		776,000					2,186,000
Deferred revenue			4,415,000		3,973,000					3,328,000
Operating lease liability, current			394,000		430,000					195,000
Note payable			1,165,000		1,165,000					0
Total current liabilities			9,985,000		6,344,000					5,709,000
Non-current liabilities
Operating lease liability, long term			125,000		291,000					175,000
Total liabilities			10,110,000		6,635,000					5,884,000
Commitments and contingencies (Note 6)	$ 1,300,000	$ 2,400,000
Stockholders' Equity
Common stock, $0.00001 par value; 50,300,000 authorized; 12,592,851 and 12,502,885 shares issued and outstanding at September 30, 2020 and 2019, respectively			0		0					0
Additional paid in capital			51,416,000		48,218,000					47,713,000
Retained earnings			(43,720,000)		(37,138,000)					(26,978,000)
Total stockholders' equity			7,696,000	$ 9,996,000	11,080,000		$ 12,796,000		$ 16,118,000	20,735,000			$ 31,140,000
Total liabilities, temporary equity, and stockholders' equity			17,806,000		17,715,000					26,619,000
Blade Urban Air Mobility [Member] | Preferred stock - Series Seed
Stockholders' Equity
Preferred Stock, $0.0001 par value, 1,000,000 shares authorized, none issued and outstanding			0		0					0
Blade Urban Air Mobility [Member] | Preferred stock - Series A
Stockholders' Equity
Preferred Stock, $0.0001 par value, 1,000,000 shares authorized, none issued and outstanding			0		0					0
Blade Urban Air Mobility [Member] | Preferred stock - Series B
Stockholders' Equity
Preferred Stock, $0.0001 par value, 1,000,000 shares authorized, none issued and outstanding			$ 0		$ 0					$ 0